Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Foreign Currencies Exchange Rates

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	December 31, 2024	December 31, 2023	December 31, 2022
Period-end RMB: US$1 exchange rate	7.1884	7.0827	6.9646
Period-end HK$: US$1 exchange rate	7.7625	7.8157	7.7967

	December 31, 2024	December 31, 2023	December 31, 2022
Period-average RMB: US$1 exchange rate	7.1217	7.0467	6.7261
Period-average HK$: US$1 exchange rate	7.8024	7.8282	7.8310

Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation	Depreciation is computed using the straight-line method over the following estimated useful lives.
	Useful Life	Estimated Residual Value
Building	20-50 years	5%
Motor vehicles	10 years	5%
Furniture and equipment	3-5 years	5%
Office improvements	3-5 years	0%

Schedule of Disaggregated Information of Revenues by Services

Disaggregated information of revenues by services:

	For the years ended December 31,
	2024	2023	2022
Financial and taxation solution services	$34,293	$31,772	$26,278
Education support services	2,897	3,730	4,409
Software and maintenance services	4,287	4,257	3,118
Revenue	$41,477	$39,759	$33,805